Financial risk management	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial risk management	Financial risk management
Risk management at Inter includes credit, market, liquidity and operational risks. Risk management activities are carried out by independent and specialized structures, in accordance with previously defined policies and strategies. In general, the activities and processes seek to identify, measure, and control the financial and non-financial risks to which Inter is subject.
The model adopted by Inter & Co, Inc., involves a structure of areas and committees that seek to ensure:
•    Segregation of function;
•    Specific unit for risk management;
•    Defined management process;
•    Clear norms and competence structure;
•    Defined limits and margins; and
•    Reference to best management practices.
a.Credit risk
Credit risk is defined as the possibility of losses associated with the failure of the borrower or counterparty to meet their respective financial obligations in the agreed-upon terms or the devaluation of a credit agreement arising from the increased risk of default by the borrower, among others.
The financial instruments subject to credit risk are submitted to careful credit evaluation prior to contracting, as well as throughout the term of the respective operations. The credit analyses are based on the borrower's (or counterparty's) economic and financial capacity behavior, including payment history and credit reputation, in addition to the terms and conditions of the respective credit operation, including terms, rates and guarantees.
Loans and advances to customers, as shown in Note 12, are mainly represented by the following operations:
•    Credit card: credit operations related to credit card limits, mostly without attached guarantees;
•    Business loans: working capital operations, receivables, discounts and loans in general, with or without attached guarantees;
•    Real estate loans: loans and financing operations secured by real estate, with attached guarantees;
•    Personal loans: loan and payroll card operations, personal loans with and without transfer guarantees; and
•    Agribusiness loans: financing operations for costing, investment, commercialization and/or industrialization granted to rural producers, with or without attached guarantees.
Mitigation of Exposure
In order to maintain the exposures within the risk levels established by senior management, Inter adopts measures to mitigate credit risk. Exposure to credit risk is mitigated through the structuring of guarantees, adapting the risk level to be incurred to the characteristics of the collateral taken at the time of granting. Risk indicators are monitored on an on-going basis and proposal for alternatives forms of mitigation are assessed, whenever the exposure behavior to credit risk of any unit, region, product or segment requires it. Additionally, credit risk mitigation takes place through product repositioning and adjusting operational processes or operation approval levels.
In addition to the activities described above, goods pledged in guarantee are subject to a technical assessment / valuation at least once every twelve months. In the case of personal guarantees, an analysis of the financial and economic circumstances of the guarantor is made considering their other debts with third parties, including tax, social security and labor debt.
Credit standards guide operational units and cover, among other aspects, the classification, requirement, selection, assessment, formalization, control and reinforcement of guarantees, aiming to ensure the adequacy and sufficiency of mitigating instruments throughout the cycle of the loan.
In 2023 there were no material changes to the nature of the credit risk exposures, how they arise or the Group’s objectives, policies and processes for managing them, although Inter continues to refine its internal risk management processes.
Measurement
The measurement of credit risk by Inter is carried out considering the following:
•At the time that credit is granted, an assessment of a customer’s financial condition is undertaken through the application of qualitative and quantitative methods and using information collected from the market, in order to support the adequacy of the risk exposure being proposed;
•The assessment is carried out at the counterparty level, considering information on guarantors where applicable. The exposure to the credit risk is also measured in extreme scenarios, using stress techniques and scenario analysis. The models applied to determine the rating of customers and loans are reviewed periodically in order to ensure they reflect the macroeconomic scenario and actual loss experience, as per information in note 12;
•The aging of late payments in portfolios is monitored in order to identify trends or changes in the behavior of non-performing loans and allow the adoption of mitigating measures when required;
•Expected credit loss reflects the risk level of loans and allows monitoring and control of the portfolio’s exposure level and the adoption of risk mitigation measures;
•The expected credit loss is a forecast of the risk levels of the credit portfolio. Its calculation is based on the historical payment behavior and the distribution of the portfolio by product and risk level. This is a key input to the process of pricing loans and advances to customers; and
•In addition to the monitoring and measurement of indicators under normal conditions, simulations of changes in business environment and economic scenario are also performed in order to predict the impact of such changes in levels of exposure to risks, provisions and balance of such portfolios and to support the process of reviewing the exposure limits and the credit risk policy.
b.Description of guarantees
The financial instruments subject to credit risk are subject to careful assessment of credit prior to being contracted and disbursed and risk assessment is ongoing throughout the term of the instruments. Credit assessments are based on an understanding of the customers’ operational characteristics, their indebtedness capacity, considering cash flow, payment history and credit reputation, and any guarantees given.
Loans and advances to customers, as shown in Note 10, are mainly represented by the following operations:
•Working capital operations: are guaranteed by receivables, promissory notes, sureties provided by their owners and occasionally by property or other tangible assets, when applicable;
•Payroll loans repayments: are mainly represented by payroll loan cards and personal loans. These are deducted directly from the borrowers’ pensions, income or salaries and settled directly by the entity responsible for making those payments (e.g. company or government body); The operations concerning FGTS (Guarantee Fund for Time of Service) , such as the anniversary withdrawal are guaranteed through transfer;
•Personal loans and credit cards: generally, do not have guarantees; and
•Real estate financing: is collateralized by the real estate financed.
Guarantees of real estate loans and financing
The tables below present the amount of loans and financing secured by property, broken down by loan-to-value. The loan-to-value is calculated by the ratio between the gross value of the exposure and the value of the guarantee at the origination date. Gross amounts exclude any provision for impairment:

	12/31/2023	12/31/2022
Lower than 30%	1,210,884	693,322
31 - 50%	2,157,130	1,689,190
51 - 70%	3,227,703	2,308,020
71 - 90%	1,664,885	1,503,703
Higher than 90%	322,967	57,577
	8,583,568	6,251,812
c.Liquidity risk
Liquidity risk is the possibility that the Group is not able to efficiently meet its expected or unexpected obligations, including those resulting from binding guarantees, without incurring significant losses. This also includes the possibility of the Group not being able to negotiate a sale of an asset at market price due to its volume in relation to the volume normally transacted or due to any discontinuity in the market.
The liquidity risk management structure is segregated and works proactively with the aim of monitoring and preventing any breach of limits on liquidity ratios. The monitoring of liquidity risk encompasses the entire flow of receipts and payments for the Group so that risk mitigating actions may be implemented. This monitoring is carried out primarily by the Assets and Liabilities Committee and the Risk and Capital Management Committee. These committees evaluate liquidity risk information that is available in the Group’s systems, such as:
•Top 10 investors;
•Mismatch between assets and liabilities;
•Net Funding;Liquidity limits;Maturity forecast;
•Stress tests based on internally defined scenarios;
•Liquidity contingency plans;
•Monitoring of asset and liability concentrations;
•Monitoring of Liquidity Ratio and funding renewal rates; and
•Reports with information on positions held by Inter and its subsidiaries.
In 2023 there were no material changes to the nature of the liquidity risk exposures, how they arise or the Group’s objectives, policies and processes for managing them, although the Group continues to refine its internal risk management processes.
The responsibilities of the Liquidity Risk Management Framework are distributed between different committees and hierarchical levels, including: Board of Directors, Asset and Liability Committee (ALC), Officer in charge of Risk Management, Superintendent of Compliance, Risk Management and Internal Controls and Risk Coordination. These consider the internal and external factors affecting the liquidity of the Group, and a detailed daily monitoring of incoming and outgoing movements of loans and advances to customers, time deposits, savings, Agribusiness Credit Bills (LCA), Real Estate Secured Bonds (LCI), Guaranteed Real Estate Letters (LIG) and demand deposits is performed. Time deposits are analyzed according to the concentration, maturities, renewals, repurchases and new funding.
d.Analyses of financial instruments by remaining contractual term
The table below presents the projected future realizable value of Inter’s financial assets and liabilities by contractual term:

	12/31/2023
	Note	Up to 3 months	3 months Up to 1 year	Above 1 year	Total
Financial assets
Cash and cash equivalents	8	4,259,379	—	—	4,259,379
Amounts due from financial institutions	9	3,718,506	—	—	3,718,506
Compulsory deposits at Central Bank of Brazil		2,664,415	—	—	2,664,415
Securities	10	412,674	290,149	16,165,289	16,868,112
Derivative financial assets	11	4,238	—	—	4,238
Loans and advances to customers	12.e	7,509,850	8,366,848	13,907,603	29,784,301
Other assets	17	—	—	109,682	109,682
Total		18,569,062	8,656,997	30,182,574	57,408,633

Financial liabilities
Liabilities with financial and similar institutions	18	7,913,830	1,608,639	—	9,522,469
Liabilities with customers	19	16,873,560	2,335,763	13,442,297	32,651,620
Securities issued	20	970,976	4,068,815	3,055,251	8,095,042
Derivative financial liabilities	11	295	9,686	5,082	15,063
Borrowing and onlending	21	5,283	81,839	20,290	107,412
Total		25,763,944	8,104,742	16,522,920	50,391,606

	12/31/2022
	Note	Up to 3 months	3 months to 1 year	Above 1 year	Total
Financial assets
Cash and cash equivalents	8	1,331,648	—	—	1,331,648
Amounts due from financial institutions	9	4,258,856	—	—	4,258,856
Compulsory deposits at Central Bank of Brazil		2,854,778	—	—	2,854,778
Securities	10	666,788	272,489	11,509,288	12,448,565
Loans and advances to customers	12.e	6,222,386	5,916,020	10,559,922	22,698,328
Other assets	17	—	—	87,318	87,318
Total		15,334,456	6,188,509	22,156,528	43,679,493

Financial liabilities
Liabilities with financial and similar institutions	18	7,906,897	—	—	7,906,897
Liabilities with customers	19	14,873,030	849,420	7,920,354	23,642,804
Securities issued	20	1,149,070	421,032	4,632,063	6,202,165
Derivative financial instruments	11	—	—	37,768	37,768
Borrowing and onlending	21	4,988	4,137	27,323	36,448
Total		23,933,985	1,274,589	12,617,508	37,826,082
e.Financial assets and liabilities using a current/non-current classification
The table below represents Group’s current financial assets (realized within 12 months of the reporting date), non-current financial assets (realized more than 12 months after the reporting date) and current financial liabilities (it is due to be settled within 12 months of the reporting date) and non-current financial liabilities (is due to be settled more than 12 months after the reporting date)

		12/31/2023
	Note	Current	Non-current	Total
Assets
Cash and cash equivalents	8	4,259,379	—	4,259,379
Amounts due from financial institutions	9	3,718,506	—	3,718,506
Compulsory deposits at Central Bank of Brazil		2,664,415	—	2,664,415
Securities	10	702,823	16,165,289	16,868,112
Derivative financial assets	11	4,238	—	4,238
Loans and advances to customers, net of provisions for expected loss	12	14,117,647	13,751,812	27,869,459
Other assets	17	—	109,682	109,682
Total		25,467,008	30,026,783	55,493,791

Liabilities
Liabilities with financial institutions	18	9,522,469	—	9,522,469
Liabilities with customers	19	19,209,323	13,442,297	32,651,620
Securities issued	20	5,039,791	3,055,251	8,095,042
Derivative financial liabilities	11	9,981	5,082	15,063
Borrowing and onlending	21	87,122	20,290	107,412
Total		33,868,686	16,522,920	50,391,606

		12/31/2022
	Note	Current	Non-current	Total
Assets
Cash and cash equivalents	8	1,331,648	—	1,331,648
Amounts due from financial institutions	9	4,258,856	—	4,258,856
Compulsory deposits at Central Bank of Brazil		2,854,778	—	2,854,778
Securities	10	939,277	11,509,288	12,448,565
Loans and advances to customers, net of provisions for expected loss	12	11,159,852	10,220,064	21,379,916
Other assets	17	—	87,318	87,318
Total		20,544,411	21,816,670	42,361,081

Liabilities
Liabilities with financial institutions	18	7,906,897	—	7,906,897
Liabilities with customers	19	15,722,450	7,920,354	23,642,804
Securities issued	20	1,570,102	4,632,063	6,202,165
Derivative financial liabilities	11	—	37,768	37,768
Borrowing and onlending	21	9,126	27,323	36,448
Total		25,208,575	12,617,508	37,826,082
f.Market risk
Market risk is the possibility of losses resulting from fluctuations in the fair value of financial instruments held by the Institution and its subsidiaries, including the risks of transactions subject to changes in foreign exchange rates, interest rates, stock prices and commodity prices.
At Inter&Co, market risk management has, among others, the objective of supporting the business areas, establishing processes and implementing tools necessary for the assessment and control of related risks, allowing the measurement and monitoring of risk levels, as defined by Senior Management.
The market risk policy is monitored by the Asset and Liability Committee. Market risk controls allow the analytical assessment of information and are in a constant process of improvements. The Institution and its subsidiaries have improved the internal aspects of risk management and mitigation.
Measurement
Within the risk management process, Inter&Co classifies its operations, including derivative financial instruments, as follows:
•    Trading book: considers all operations intended to be traded before their contractual maturity or intended to hedge the trading portfolio and which are not subject to limitations on their negotiability.
•    Banking book: considers operations not classified in the trading portfolio, the main characteristic of which is the intention to hold the respective operations until maturity.
In line with market practices, Inter&Co manages its risks dynamically, seeking to identify, measure, evaluate, monitor, report, control and mitigate the exposures to market risks of its own positions. One of the methods of assessing the positions subject to market risk is the Value at Risk (VaR) model. The methodology used to calculate the VaR is the parametric model with a confidence level (CL) of 99% and a time horizon (TH) of twenty one days.
We present below the 21-day VaR of the trading book:

R$ thousand	12/31/2023	12/31/2022
Risk factor	VaR 21 days	VaR 21 days
Price index coupons	2,730	4,133
Pre fixed interest rate	1,074	541
Foreign currency coupons	665	883
Foreign currencies	2,346	624
Share price	—	528
Subtotal	6,815	6,645

Diversification effects (correlation)	3,794	1,958
Value-at-Risk	3,021	4,687
We present below the VaR of the banking book:

R$ thousand	12/31/2023	12/31/2022
Risk factor	VaR 21 days	VaR 21 days
Price index coupons	425,156	234,172
Interest rate coupons	108,716	77,448
Pre fixed interest rate	49,019	55,003
Others	22,538	1,398
Subtotal	605,429	368,021

Diversification effects (correlation)	164,555	30,767
Value-at-Risk	440,874	367,458
g.Sensitivity analysis
To determine the sensitivity of the positions to market movements, a sensitivity analysis was carried out in different scenarios, considering the relevant risk factors in the period analyzed, and using scenarios that would negatively affect our positions, as follows:
•    Scenario I: based on market information, shocks were applied and 1 basis point for interest rates and 1% variation for prices (foreign currencies and shares);
•    Scenario II: shocks of 25% variation in market curves and prices were determined;
•    Scenario III: shocks of 50% variation in market curves and prices were determined.
It should be noted that the impacts reflect a static view of the portfolio and that the dynamism of the market and the composition of the portfolio means that these positions change continuously and do not necessarily reflect the position demonstrated here. The group has a process of continuous monitoring of market risk and, in the event of position/portfolio deterioration, mitigating actions are taken to minimize possible negative effects.

Exposures - R$ thousand
Banking and Trading book	Scenarios					12/31/2023
Risk factor	Rate variation in scenario 1	Scenario I	Rate variation in scenario 2	Scenario II	Rate variation in scenario 3	Scenario III
IPCA coupon	increase	(4,737)	increase	(561,583)	increase	(1,046,456)
IGP-M coupon	increase	(16)	—	—	increase	(549)
Pre-fixed rate	increase	(1,533)	increase	(367,626)	increase	(707,232)
TR coupon	increase	(800)	increase	(163,354)	increase	(289,028)
USD coupon	decrease	(5)	decrease	(718)	decrease	(1,447)

Exposures - R$ thousand
Banking and Trading book	Scenarios					12/31/2022
Risk factor	Rate variation in scenario 1	Scenario I	Rate variation in scenario 2	Scenario II	Rate variation in scenario 3	Scenario III
IPCA coupon	increase	(3,085)	increase	(421,495)	increase	(784,028)
IGP-M coupon	increase	(21)	increase	(2,949)	increase	(5,542)
Pre-fixed rate	Decrease	(470)	Decrease	(162,809)	Decrease	(338,073)
TR coupon	increase	(850)	increase	(188,954)	increase	(334,415)
h.Operational risk
Policy
Operational Risk Management aims to identify, evaluate and monitor risks, being defined as the risk of losses resulting from inadequate or failed internal processes, people and systems or external events. This definition includes legal risk, but excludes strategic and reputational risk.
The operational risk events can be classified:
•Internal fraud;
•External fraud;
•Employment practices and workplace safety;
•Clients, products and business practices;
•Damage of physical assets;
•Business disruption and system failures, execution; and
•Delivery and process management.
We adopt the three lines of defense model, the structure and activities of the three lines often varies, depending on the bank’s portfolio of products, activities, processes and systems; the bank’s size; and its risk management approach. A strong risk culture and good communication among the three lines of defense are important characteristics of good operational risk governance.
Phases of the Management Process
Qualitative Evaluation
The qualitative assessment uses a scale which considers measures for probability and impact, taking into account the vulnerabilities and threats that, combined, determine the level of risk exposure to each event. Identification and verification is performed by in-person monitoring, interviews and workshops with the managers and employees from all operational areas, business partners and business units.
The identified risks are categorized and organized by risk factors.
Quantitative Evaluation
In the quantitative assessment of operational risk, the Group maintains an internal database fed by various sources of information. This contains descriptions and details of operational losses. In the quantitative assessment, information from external sources deemed reliable and relevant to the businesses of the Group may also be used.
Monitoring
An effective risk management process requires a communication and review structure that ensures the correct, effective and timely identification and assessment of the risks. In addition, it also seeks to assure that controls and responses to these risks are implemented.
Control tests and regular audits intended to verify compliance with applicable policies and standards are performed. The monitoring and review process seeks to verify whether:
•The adopted measures have achieved the intended results;
•The procedures adopted and the information gathered to perform the assessment were appropriate;
•Higher levels of knowledge may have contributed to make better decisions; and
•There is an effective possibility of obtaining information for future assessments.